NOTES PAYABLE AND CONVERTIBLE DEBENTURES – NON-RELATED PARTIES (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Promissory Notes	$ 1,190,066	$ 370,000	$ 370,000
Less: Debt discount, net of accretion		(55,982)
Notes Payable, Current, Total	$ 119,066	314,018	$ 370,000
Long-term notes payable		24,274
February 2014 Debenture [Member]
Promissory Notes		330,000
July 2015 (Amended Aug 2014) Debenture [Member]
Promissory Notes	$ 73,200	$ 40,000
Jan 2015 Debenture [Member]
Promissory Notes	$ 45,866		$ 350,000
September 2014 Debenture [Member]
Promissory Notes		$ 92,222
Less: Debt discount, net of accretion		(67,726)
Long-term notes payable		92,000
February 2014 Debunture [Member]
Promissory Notes		330,000
January 2013 Debenture [Member]
Promissory Notes		$ 370,000	$ 20,000